LEASE LIABILITIES - Reconciliation of current lease liabilities (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
LEASE LIABILITIES
Lease liabilities - current	$ 12,750
Total future minimum lease payments	12,750
Less imputed interest	(60)	$ (1,109)
Total	$ 12,690	$ 93,251